Deposits from customers in the banking business	12 Months Ended
Dec. 31, 2024
Deposits from customers [abstract]
Deposits from customers in the banking business	Deposits from customers in the banking business

	2024	2023
(in $ millions)	$	$
Current
Deposits from customers in the banking business	1,225	374
Deposits from customers in the banking business are retail deposits payable on demand.
Information about the exposure of these deposits to relevant financial risks (currency and liquidity risk) is disclosed in Note 26.